Distribution Date:	05/12/23	GS Mortgage Securities Trust 2019-GSA1
Determination Date:	05/08/23
Next Distribution Date:	06/12/23
Record Date:	04/28/23	Commercial Mortgage Pass-Through Certificates
Series 2019-GSA1
Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Additional Information	5	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Bond / Collateral Reconciliation - Cash Flows	6		Association
			Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7
			10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Argentic Services Company LP
Mortgage Loan Detail (Part 1)	13-14		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
Mortgage Loan Detail (Part 2)	15-16		500 North Central Expressway, Suite 261 | Plano, TX 75074 | United States
Principal Prepayment Detail	17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	18
			David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@wellsfargo.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36261PAQ5	2.048800%	14,908,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36261PAR3	2.612600%	26,937,000.00	16,244,226.00	302,444.57	35,366.39	0.00	0.00	337,810.96	15,941,781.43	30.93%	30.00%
A-3	36261PAS1	2.794000%	181,247,000.00	181,247,000.00	0.00	422,003.43	0.00	0.00	422,003.43	181,247,000.00	30.93%	30.00%
A-4	36261PAT9	3.047900%	361,331,000.00	361,331,000.00	0.00	917,750.63	0.00	0.00	917,750.63	361,331,000.00	30.93%	30.00%
A-AB	36261PAU6	2.988100%	20,542,000.00	20,542,000.00	0.00	51,151.29	0.00	0.00	51,151.29	20,542,000.00	30.93%	30.00%
A-S	36261PAX0	3.339900%	74,540,000.00	74,540,000.00	0.00	207,463.46	0.00	0.00	207,463.46	74,540,000.00	22.04%	21.38%
B	36261PAY8	3.511100%	39,971,000.00	39,971,000.00	0.00	116,951.82	0.00	0.00	116,951.82	39,971,000.00	17.27%	16.75%
C	36261PAZ5	3.807186%	36,730,000.00	36,730,000.00	0.00	116,531.63	0.00	0.00	116,531.63	36,730,000.00	12.89%	12.50%
D	36261PAA0	2.800000%	24,847,000.00	24,847,000.00	0.00	57,976.33	0.00	0.00	57,976.33	24,847,000.00	9.92%	9.63%
E	36261PAE2	2.800000%	19,445,000.00	19,445,000.00	0.00	45,371.67	0.00	0.00	45,371.67	19,445,000.00	7.60%	7.38%
F-RR	36261PAG7	3.807186%	21,606,000.00	21,606,000.00	0.00	68,548.39	0.00	0.00	68,548.39	21,606,000.00	5.03%	4.88%
G-RR	36261PAJ1	3.807186%	8,642,000.00	8,642,000.00	0.00	27,418.09	0.00	0.00	27,418.09	8,642,000.00	3.99%	3.88%
H-RR*	36261PAL6	3.807186%	33,489,960.00	33,489,960.00	0.00	99,952.91	0.00	0.00	99,952.91	33,489,960.00	0.00%	0.00%
R	36261PAN2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	100.00%
Regular SubTotal			864,235,960.00	838,635,186.00	302,444.57	2,166,486.04	0.00	0.00	2,468,930.61	838,332,741.43

X-A	36261PAV4	0.809068%	679,505,000.00	653,904,226.00	0.00	440,877.57	0.00	0.00	440,877.57	653,601,781.43
X-B	36261PAW2	0.296086%	39,971,000.00	39,971,000.00	0.00	9,862.39	0.00	0.00	9,862.39	39,971,000.00
X-D	36261PAC6	1.007186%	44,292,000.00	44,292,000.00	0.00	37,175.25	0.00	0.00	37,175.25	44,292,000.00
Notional SubTotal			763,768,000.00	738,167,226.00	0.00	487,915.21	0.00	0.00	487,915.21	737,864,781.43

Deal Distribution Total					302,444.57	2,654,401.25	0.00	0.00	2,956,845.82

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36261PAQ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36261PAR3	603.04510525	11.22784906	1.31292980	0.00000000	0.00000000	0.00000000	0.00000000	12.54077885	591.81725619
A-3	36261PAS1	1,000.00000000	0.00000000	2.32833332	0.00000000	0.00000000	0.00000000	0.00000000	2.32833332	1,000.00000000
A-4	36261PAT9	1,000.00000000	0.00000000	2.53991667	0.00000000	0.00000000	0.00000000	0.00000000	2.53991667	1,000.00000000
A-AB	36261PAU6	1,000.00000000	0.00000000	2.49008324	0.00000000	0.00000000	0.00000000	0.00000000	2.49008324	1,000.00000000
A-S	36261PAX0	1,000.00000000	0.00000000	2.78325007	0.00000000	0.00000000	0.00000000	0.00000000	2.78325007	1,000.00000000
B	36261PAY8	1,000.00000000	0.00000000	2.92591679	0.00000000	0.00000000	0.00000000	0.00000000	2.92591679	1,000.00000000
C	36261PAZ5	1,000.00000000	0.00000000	3.17265532	0.00000000	0.00000000	0.00000000	0.00000000	3.17265532	1,000.00000000
D	36261PAA0	1,000.00000000	0.00000000	2.33333320	0.00000000	0.00000000	0.00000000	0.00000000	2.33333320	1,000.00000000
E	36261PAE2	1,000.00000000	0.00000000	2.33333350	0.00000000	0.00000000	0.00000000	0.00000000	2.33333350	1,000.00000000
F-RR	36261PAG7	1,000.00000000	0.00000000	3.17265528	0.00000000	0.00000000	0.00000000	0.00000000	3.17265528	1,000.00000000
G-RR	36261PAJ1	1,000.00000000	0.00000000	3.17265564	0.00000000	0.00000000	0.00000000	0.00000000	3.17265564	1,000.00000000
H-RR	36261PAL6	1,000.00000000	0.00000000	2.98456343	0.18809189	4.26739566	0.00000000	0.00000000	2.98456343	1,000.00000000
R	36261PAN2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36261PAV4	962.32437730	0.00000000	0.64882167	0.00000000	0.00000000	0.00000000	0.00000000	0.64882167	961.87928187
X-B	36261PAW2	1,000.00000000	0.00000000	0.24673864	0.00000000	0.00000000	0.00000000	0.00000000	0.24673864	1,000.00000000
X-D	36261PAC6	1,000.00000000	0.00000000	0.83932200	0.00000000	0.00000000	0.00000000	0.00000000	0.83932200	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	04/01/23 - 04/30/23	30	0.00	35,366.39	0.00	35,366.39	0.00	0.00	0.00	35,366.39	0.00
A-3	04/01/23 - 04/30/23	30	0.00	422,003.43	0.00	422,003.43	0.00	0.00	0.00	422,003.43	0.00
A-4	04/01/23 - 04/30/23	30	0.00	917,750.63	0.00	917,750.63	0.00	0.00	0.00	917,750.63	0.00
A-AB	04/01/23 - 04/30/23	30	0.00	51,151.29	0.00	51,151.29	0.00	0.00	0.00	51,151.29	0.00
X-A	04/01/23 - 04/30/23	30	0.00	440,877.57	0.00	440,877.57	0.00	0.00	0.00	440,877.57	0.00
X-B	04/01/23 - 04/30/23	30	0.00	9,862.39	0.00	9,862.39	0.00	0.00	0.00	9,862.39	0.00
A-S	04/01/23 - 04/30/23	30	0.00	207,463.46	0.00	207,463.46	0.00	0.00	0.00	207,463.46	0.00
B	04/01/23 - 04/30/23	30	0.00	116,951.82	0.00	116,951.82	0.00	0.00	0.00	116,951.82	0.00
C	04/01/23 - 04/30/23	30	0.00	116,531.63	0.00	116,531.63	0.00	0.00	0.00	116,531.63	0.00
D	04/01/23 - 04/30/23	30	0.00	57,976.33	0.00	57,976.33	0.00	0.00	0.00	57,976.33	0.00
X-D	04/01/23 - 04/30/23	30	0.00	37,175.25	0.00	37,175.25	0.00	0.00	0.00	37,175.25	0.00
E	04/01/23 - 04/30/23	30	0.00	45,371.67	0.00	45,371.67	0.00	0.00	0.00	45,371.67	0.00
F-RR	04/01/23 - 04/30/23	30	0.00	68,548.39	0.00	68,548.39	0.00	0.00	0.00	68,548.39	0.00
G-RR	04/01/23 - 04/30/23	30	0.00	27,418.09	0.00	27,418.09	0.00	0.00	0.00	27,418.09	0.00
H-RR	04/01/23 - 04/30/23	30	136,183.66	106,252.10	0.00	106,252.10	6,299.19	0.00	0.00	99,952.91	142,914.91
Totals			136,183.66	2,660,700.44	0.00	2,660,700.44	6,299.19	0.00	0.00	2,654,401.25	142,914.91

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,956,845.82
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,673,142.71	Master Servicing Fee	4,768.77
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,863.46
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	349.43
ARD Interest	0.00	Operating Advisor Fee	1,257.95
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	202.67
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,673,142.71	Total Fees	12,442.28

Principal		Expenses/Reimbursements
Scheduled Principal	302,444.57	Reimbursement for Interest on Advances	0.64
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	5,416.67
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	881.88
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	302,444.57	Total Expenses/Reimbursements	6,299.19

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,654,401.25
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	302,444.57
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,956,845.82
Total Funds Collected	2,975,587.28	Total Funds Distributed	2,975,587.29

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	838,635,186.85	838,635,186.85	Beginning Certificate Balance	838,635,186.00
(-) Scheduled Principal Collections	302,444.57	302,444.57	(-) Principal Distributions	302,444.57
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	838,332,742.28	838,332,742.28	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	838,635,186.85	838,635,186.85	Ending Certificate Balance	838,332,741.43
Ending Actual Collateral Balance	838,367,099.32	838,367,099.32

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.85)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.85)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.81%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	20,860,703.56	2.49%	76	3.9500	NAP	Defeased	1	20,860,703.56	2.49%	76	3.9500	NAP
$5,000,000 or less	11	45,684,825.62	5.45%	76	3.9835	2.196910	1.60 or less	4	24,393,692.33	2.91%	76	4.3899	1.274809
$5,000,001 to $10,000,000	10	79,464,293.69	9.48%	77	3.8377	2.238732	1.61 to 1.80	7	133,098,639.80	15.88%	77	3.9528	1.721750
$10,000,001 to $15,000,000	11	138,266,842.94	16.49%	76	3.9194	2.216598	1.81 to 2.00	9	148,984,057.17	17.77%	77	3.8314	1.875769
$15,000,001 to $20,000,000	4	76,538,914.84	9.13%	77	3.8096	2.050109	2.01 to 2.50	18	287,599,107.82	34.31%	76	3.8242	2.286200
$20,000,001 to $30,000,000	7	178,537,161.63	21.30%	71	3.8537	2.364539	2.51 to 3.00	9	145,491,541.60	17.35%	76	3.6948	2.740241
$30,000,001 to $40,000,000	7	248,980,000.00	29.70%	75	3.7820	2.359660	3.01 to 4.00	3	73,905,000.00	8.82%	62	3.6249	3.448150
$40,000,001 or greater	1	50,000,000.00	5.96%	77	3.4800	2.370000	4.01 or greater	1	4,000,000.00	0.48%	75	3.7000	4.770000
Totals	52	838,332,742.28	100.00%	75	3.8249	2.276196	Totals	52	838,332,742.28	100.00%	75	3.8249	2.276196
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	20,860,703.56	2.49%	76	3.9500	NAP
							Defeased	1	20,860,703.56	2.49%	76	3.9500	NAP
Arizona	5	42,566,541.60	5.08%	76	3.8034	2.704270
							Industrial	5	22,790,476.44	2.72%	77	3.8181	2.530603
California	19	173,050,000.00	20.64%	76	3.8566	2.321179
							Lodging	14	114,002,290.54	13.60%	77	4.2435	1.956062
Colorado	1	28,000,000.00	3.34%	41	3.5200	3.080000
							Mixed Use	12	132,024,204.32	15.75%	76	3.6050	2.574320
Florida	4	36,719,854.61	4.38%	76	3.9959	2.115841
							Multi-Family	10	163,075,350.88	19.45%	77	3.7591	1.877840
Georgia	1	20,699,862.66	2.47%	78	4.3500	1.630000
							Office	11	142,839,988.25	17.04%	76	3.7348	2.470924
Illinois	1	35,000,000.00	4.17%	75	3.6600	1.710000
							Retail	25	223,378,584.09	26.65%	71	3.8290	2.406348
Louisiana	1	11,592,019.67	1.38%	76	4.2500	2.100000
							Self Storage	5	19,361,144.23	2.31%	75	3.9033	2.715834
Michigan	2	9,417,035.97	1.12%	77	4.5500	2.100000
							Totals	83	838,332,742.28	100.00%	75	3.8249	2.276196
Mississippi	1	4,458,807.11	0.53%	77	4.1000	1.700000

Montana	1	8,000,000.00	0.95%	77	4.1560	1.830000

Nevada	3	32,516,732.68	3.88%	74	3.7697	2.636673

New Jersey	6	103,371,224.52	12.33%	76	3.8363	2.588538

New York	13	74,600,000.01	8.90%	76	3.7369	1.803031

North Carolina	4	23,894,061.95	2.85%	76	4.0403	1.846629

Oklahoma	2	19,488,914.84	2.32%	78	4.1000	2.290000

Pennsylvania	5	66,498,394.38	7.93%	77	3.6580	2.192278

Texas	9	105,197,313.94	12.55%	76	3.6428	2.399536

Virginia	3	12,291,274.81	1.47%	76	4.1047	2.936152

Washington	1	10,110,000.00	1.21%	76	3.6100	1.810000

Totals	83	838,332,742.28	100.00%	75	3.8249	2.276196

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	20,860,703.56	2.49%	76	3.9500	NAP	Defeased	1	20,860,703.56	2.49%	76	3.9500	NAP
	3.500% or less	7	135,800,000.00	16.20%	77	3.4209	2.455862	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	15	297,849,088.86	35.53%	73	3.6703	2.465046	Totals	52	838,332,742.28	100.00%	75	3.8249	2.276196
	3.751% to 4.000%	10	132,726,065.06	15.83%	77	3.8510	2.266757
	4.001% to 4.250%	12	172,949,333.66	20.63%	76	4.1162	2.090989
	4.251% to 4.500%	4	60,187,161.63	7.18%	77	4.3400	1.779998
	4.501% or greater	3	17,960,389.51	2.14%	76	4.5738	1.808551
	Totals	52	838,332,742.28	100.00%	75	3.8249	2.276196
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	20,860,703.56	2.49%	76	3.9500	NAP	Defeased	1	20,860,703.56	2.49%	76	3.9500	NAP
	83 months or less	51	817,472,038.72	97.51%	75	3.8217	2.287327	Interest Only	33	634,565,000.00	75.69%	76	3.7513	2.314717
84 months to 113 months		0	0.00	0.00%	0	0.0000	0.000000	298 months or less	2	28,905,950.81	3.45%	78	4.2466	2.228101
	114 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months to 330 months	16	154,001,087.91	18.37%	70	4.0318	2.185584
	Totals	52	838,332,742.28	100.00%	75	3.8249	2.276196	331 months to 357 months	0	0.00	0.00%	0	0.0000	0.000000
								358 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	52	838,332,742.28	100.00%	75	3.8249	2.276196
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	20,860,703.56	2.49%	76	3.9500	NAP			No outstanding loans in this group
Underwriter's Information		8	139,037,298.97	16.58%	76	3.6960	2.209108
	12 months or less	40	599,934,739.75	71.56%	75	3.8378	2.307922
	13 months to 24 months	3	78,500,000.00	9.36%	74	3.9214	2.268471
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	52	838,332,742.28	100.00%	75	3.8249	2.276196
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A4	30316210	Various Various		CA	Actual/360	4.059%	118,387.50	0.00	0.00	N/A	05/06/29	--	35,000,000.00	35,000,000.00	05/06/23
1A6	30316212				Actual/360	4.059%	50,737.50	0.00	0.00	N/A	05/06/29	--	15,000,000.00	15,000,000.00	05/06/23
2	30520986	RT	Philadelphia	PA	Actual/360	3.480%	145,000.00	0.00	0.00	N/A	10/05/29	--	50,000,000.00	50,000,000.00	05/05/23
3A1	30316984	OF	San Mateo	CA	Actual/360	3.780%	110,250.00	0.00	0.00	N/A	10/06/29	--	35,000,000.00	35,000,000.00	05/05/23
3A2	30316985				Actual/360	3.780%	46,777.50	0.00	0.00	N/A	10/06/29	--	14,850,000.00	14,850,000.00	05/05/23
4	30316986	MF	Whittier	CA	Actual/360	3.880%	121,250.00	0.00	0.00	N/A	10/06/29	--	37,500,000.00	37,500,000.00	05/05/23
5	30503528	MU	Bridgewater	NJ	Actual/360	3.730%	113,392.00	0.00	0.00	N/A	08/06/29	--	36,480,000.00	36,480,000.00	05/06/23
6	30316636	MU	Chicago	IL	Actual/360	3.660%	106,750.00	0.00	0.00	N/A	08/06/29	--	35,000,000.00	35,000,000.00	05/06/23
7	30520982	OF	San Antonio	TX	Actual/360	3.650%	106,458.33	0.00	0.00	N/A	09/06/29	--	35,000,000.00	35,000,000.00	05/05/23
8	30316987	Various Brooklyn		NY	Actual/360	3.710%	108,208.33	0.00	0.00	N/A	09/06/29	--	35,000,000.00	35,000,000.00	05/05/23
9	30316988	MF	Laredo	TX	Actual/360	3.680%	87,400.00	0.00	0.00	N/A	10/06/29	--	28,500,000.00	28,500,000.00	05/05/23
10	30520987	RT	Denver	CO	Actual/360	3.520%	82,133.33	0.00	0.00	N/A	10/06/26	--	28,000,000.00	28,000,000.00	05/05/23
11	30316989	LO	Various	Various	Actual/360	4.300%	89,141.95	39,524.62	0.00	N/A	09/06/29	--	24,876,823.59	24,837,298.97	05/05/23
12	30316990	Various Houston		TX	Actual/360	3.400%	73,666.67	0.00	0.00	N/A	10/06/29	--	26,000,000.00	26,000,000.00	01/06/23
13	30316992	LO	Kissimmee	FL	Actual/360	4.150%	88,187.50	0.00	0.00	N/A	10/06/29	--	25,500,000.00	25,500,000.00	05/05/23
14	30316469	RT	Las Vegas	NV	Actual/360	3.741%	77,933.33	0.00	0.00	N/A	07/01/29	--	25,000,000.00	25,000,000.00	05/01/23
15A4	30316993	Various New York		NY	Actual/360	3.340%	27,833.33	0.00	0.00	N/A	10/06/29	--	10,000,000.00	10,000,000.00	04/06/23
15A5	30316994				Actual/360	3.340%	27,833.33	0.00	0.00	N/A	10/06/29	--	10,000,000.00	10,000,000.00	04/06/23
15A6	30316995				Actual/360	3.340%	13,916.67	0.00	0.00	N/A	10/06/29	--	5,000,000.00	5,000,000.00	04/06/23
16	30316996	IN	Moorpark	CA	Actual/360	3.950%	68,789.16	37,269.91	0.00	N/A	09/06/29	--	20,897,973.47	20,860,703.56	05/05/23
17	30316997	LO	Atlanta	GA	Actual/360	4.350%	75,161.55	34,357.04	0.00	N/A	11/06/29	--	20,734,219.70	20,699,862.66	04/06/23
18	30316998	LO	Tulsa	OK	Actual/360	4.100%	66,722.05	39,490.03	0.00	N/A	11/06/29	--	19,528,404.87	19,488,914.84	05/05/23
19	30316999	MF	Anaheim	CA	Actual/360	3.440%	56,760.00	0.00	0.00	N/A	10/06/29	--	19,800,000.00	19,800,000.00	05/06/23
20	30317000	MF	Jersey City	NJ	Actual/360	4.080%	63,750.00	0.00	0.00	N/A	10/06/29	--	18,750,000.00	18,750,000.00	05/06/23
21	30317001	MF	Leonia	NJ	Actual/360	3.625%	55,885.42	0.00	0.00	N/A	10/06/29	--	18,500,000.00	18,500,000.00	05/06/23
22	30316641	OF	Various	Various	Actual/360	3.370%	42,125.00	0.00	0.00	N/A	08/06/29	--	15,000,000.00	15,000,000.00	05/06/23
23	30317002	LO	Raleigh	NC	Actual/360	4.150%	48,705.05	24,210.45	0.00	N/A	10/05/29	--	14,083,388.54	14,059,178.09	05/05/23
25	30317005	OF	Hamilton	NJ	Actual/360	4.150%	45,650.00	0.00	0.00	N/A	10/05/29	--	13,200,000.00	13,200,000.00	05/05/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
26	30317006	RT	Scottsdale	AZ	Actual/360	3.740%	38,958.33	0.00	0.00	N/A	10/05/29	--	12,500,000.00	12,500,000.00	05/05/23
27	30317007	RT	Baton Rouge	LA	Actual/360	4.250%	41,113.65	16,541.71	0.00	N/A	09/06/29	--	11,608,561.38	11,592,019.67	05/05/23
28	30317008	OF	Tinton Falls	NJ	Actual/360	3.750%	35,937.50	0.00	0.00	N/A	11/06/29	--	11,500,000.00	11,500,000.00	05/05/23
29	30317009	RT	Glendale	AZ	Actual/360	3.940%	33,723.20	15,379.34	0.00	N/A	10/05/29	--	10,271,024.52	10,255,645.18	05/05/23
30	30317010	LO	Various	MI	Actual/360	4.550%	35,787.69	21,476.43	0.00	N/A	10/06/29	--	9,438,512.40	9,417,035.97	05/06/23
31	30317011	RT	New City	NY	Actual/360	4.430%	37,655.00	0.00	0.00	N/A	09/06/29	--	10,200,000.00	10,200,000.00	05/05/23
32	30520980	MF	Seattle	WA	Actual/360	3.610%	30,414.25	0.00	0.00	N/A	09/06/29	--	10,110,000.00	10,110,000.00	05/05/23
33	30520978	OF	Phoenix	AZ	Actual/360	3.530%	27,725.21	0.00	0.00	N/A	09/06/29	--	9,425,000.00	9,425,000.00	05/05/23
34	30317012	IN	Los Angeles	CA	Actual/360	3.865%	28,987.50	0.00	0.00	N/A	10/05/29	--	9,000,000.00	9,000,000.00	05/05/23
35	30317013	RT	Missoula	MT	Actual/360	4.156%	27,706.67	0.00	0.00	N/A	10/06/29	--	8,000,000.00	8,000,000.00	05/06/23
36	30317014	OF	Walnut Creek	CA	Actual/360	4.000%	23,000.00	0.00	0.00	N/A	09/06/29	--	6,900,000.00	6,900,000.00	05/06/23
37	30317015	RT	Springettsbury Townsh PA		Actual/360	4.000%	18,867.85	10,015.78	0.00	N/A	09/06/29	--	5,660,354.57	5,650,338.79	05/05/23
38	30317016	SS	Yuma	AZ	Actual/360	4.150%	19,837.54	8,356.45	0.00	N/A	08/06/29	--	5,736,156.55	5,727,800.10	05/05/23
39	30520975	RT	Las Vegas	NV	Actual/360	3.750%	16,731.16	9,851.67	0.00	N/A	09/06/29	--	5,353,970.50	5,344,118.83	05/05/23
40	30317017	IN	Cherry Hill	NJ	Actual/360	3.850%	15,877.36	7,563.05	0.00	N/A	09/06/29	--	4,948,787.57	4,941,224.52	05/05/23
41	30317018	RT	Gilbert	AZ	Actual/360	3.800%	14,777.62	8,520.25	0.00	N/A	09/06/29	--	4,666,616.57	4,658,096.32	05/05/23
42	30317019	IN	Tupelo	MS	Actual/360	4.100%	15,260.70	7,739.54	0.00	N/A	10/06/29	--	4,466,546.65	4,458,807.11	05/05/23
43	30317020	MU	Houston	TX	Actual/360	4.310%	15,982.92	0.00	0.00	N/A	10/05/29	--	4,450,000.00	4,450,000.00	05/05/23
44	30317021	MF	New York	NY	Actual/360	4.600%	16,866.67	0.00	0.00	N/A	08/06/29	--	4,400,000.00	4,400,000.00	05/05/23
45	30317022	RT	Brownsville	TX	Actual/360	4.600%	15,908.44	6,673.54	0.00	N/A	09/06/29	--	4,150,027.08	4,143,353.54	05/05/23
46	30317023	SS	Greensboro	NC	Actual/360	3.796%	12,581.44	6,513.48	0.00	N/A	08/06/29	--	3,977,273.73	3,970,760.25	05/05/23
47	30317024	SS	Virginia Beach	VA	Actual/360	3.700%	12,333.33	0.00	0.00	N/A	08/06/29	--	4,000,000.00	4,000,000.00	05/06/23
48	30317025	SS	High Point	NC	Actual/360	3.700%	10,778.60	5,791.59	0.00	N/A	09/06/29	--	3,495,761.62	3,489,970.03	05/06/23
49	30317026	SS	Carson City	NV	Actual/360	4.150%	7,524.58	3,169.69	0.00	N/A	08/06/29	--	2,175,783.54	2,172,613.85	05/05/23
Totals							2,673,142.71	302,444.57	0.00				838,635,186.85	838,332,742.28
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A4	23,578,617.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A6	23,578,617.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	4,424,930.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	5,047,088.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2	5,047,088.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	2,732,475.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	14,309,017.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	13,301,448.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	13,724,935.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	9,128,090.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,274,243.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	10,668,906.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	4,829,653.92	0.00	--	--	--	0.00	0.00	73,320.44	294,233.35	0.00	0.00
13	2,476,153.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	80,081,595.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15A4	0.00	0.00	--	--	--	0.00	0.00	27,791.67	27,791.67	0.00	0.00
15A5	0.00	0.00	--	--	--	0.00	0.00	27,791.67	27,791.67	0.00	0.00
15A6	0.00	0.00	--	--	--	0.00	0.00	13,895.83	13,895.83	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	2,557,803.96	0.00	--	--	--	0.00	0.00	182,304.70	182,304.70	0.00	0.00
18	3,174,876.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,568,449.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,358,481.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,344,908.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	21,279,634.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,785,005.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	1,119,879.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,181,937.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,160,839.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,416,329.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,657,623.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	598,550.00	149,625.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	686,169.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,135,743.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,073,386.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	678,923.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	673,209.61	0.00	--	--	--	0.00	0.00	0.00	0.00	682.74	0.00
37	348,048.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	717,567.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	638,256.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	517,695.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	753,519.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	517,951.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	414,687.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1,192,250.20	72,762.78	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	483,119.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	448,900.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	725,287.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	425,011.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	242,901.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	268,079,811.61	222,387.78				0.00	0.00	325,104.31	546,017.22	682.74	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/12/23	0	0.00	0	0.00	1	26,000,000.00	1	26,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.824876%	3.807073%	75
04/13/23	1	26,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.824990%	3.807186%	76
03/10/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.825096%	3.807292%	77
02/10/23	1	26,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.825225%	3.807420%	78
01/12/23	1	26,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.825330%	3.807524%	79
12/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.825434%	3.807628%	80
11/14/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	14,500,000.00	3.825546%	3.807739%	81
10/13/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.821635%	3.803859%	82
09/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.821744%	3.803967%	83
08/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.821836%	3.804060%	84
07/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.821924%	3.804148%	85
06/10/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.822019%	3.804243%	86
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
12	30316990	01/06/23	3	3	73,320.44	294,233.35	0.00	26,000,000.00	04/07/23	2		04/24/23
15A4	30316993	04/06/23	0	B	27,791.67	27,791.67	0.00	10,000,000.00
15A5	30316994	04/06/23	0	B	27,791.67	27,791.67	0.00	10,000,000.00
15A6	30316995	04/06/23	0	B	13,895.83	13,895.83	0.00	5,000,000.00
17	30316997	04/06/23	0	B	182,304.70	182,304.70	0.00	20,734,219.70
Totals					325,104.31	546,017.22	0.00	71,734,219.70
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		28,000,000	28,000,000	0		0
49 - 60 Months		0	0	0		0
> 60 Months		810,332,742	784,332,742	0		26,000,000

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-23	838,332,742	812,332,742	0	0	0	26,000,000
Apr-23	838,635,187	812,635,187	26,000,000	0	0	0
Mar-23	838,916,386	838,916,386	0	0	0	0
Feb-23	839,257,312	813,257,312	26,000,000	0	0	0
Jan-23	839,536,300	813,536,300	26,000,000	0	0	0
Dec-22	839,814,297	839,814,297	0	0	0	0
Nov-22	840,111,647	840,111,647	0	0	0	0
Oct-22	854,887,599	854,887,599	0	0	0	0
Sep-22	855,167,939	855,167,939	0	0	0	0
Aug-22	855,406,456	855,406,456	0	0	0	0
Jul-22	855,633,860	855,633,860	0	0	0	0
Jun-22	855,876,978	855,876,978	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
12	30316990	26,000,000.00	26,000,000.00		--	4,086,975.38	2.95000	--	10/06/29	I/O
Totals		26,000,000.00	26,000,000.00			4,086,975.38

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
12	30316990	Various	TX	04/07/23	2
5/8/2023 - Notice of default delivered to borrower. Borrower has not executed and returned PNA. Preparation for foreclosure underway.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
17	30316997	0.00	4.35000%	0.00	4.35000%	10	02/04/21	02/04/21	03/09/21
18	30316998	20,662,033.55	4.10000%	20,626,416.75 4.10000%		8	10/12/20	10/12/20	10/23/20
Totals		20,662,033.55		20,626,416.75
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
12	0.00	0.00	5,416.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	0.00	0.00	881.88	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.64	0.00	0.00	0.00
Total	0.00	0.00	5,416.67	0.00	881.88	0.00	0.00	0.00	0.64	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		6,299.19

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27